Share-based Compensation - Nio Incentive Plans - Options Assumptions and Unrecognized (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation
Risk-free interest rate	1.58%	1.58%	1.58%
Exercise multiple		2.5	2.5
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	52.00%	52.00%	52.00%
Expected forfeiture rate (post-vesting)	2.00%	2.00%	2.00%
Minimum
Share-based Compensation
Exercise price (US$)		$ 2.39	$ 2.39
Fair value of the ordinary shares on the date of option grant (US$)	$ 1	$ 1	$ 1
Risk-free interest rate		4.14%	3.70%
Maximum
Share-based Compensation
Exercise price (US$)		$ 2.39	$ 2.39
Fair value of the ordinary shares on the date of option grant (US$)	$ 1.01	$ 1.01	$ 1.01
Risk-free interest rate		4.14%	3.70%
Expected volatility		62.00%	57.00%
Expected forfeiture rate (post-vesting)		6.09%	1.80%
Employee Stock Option | Minimum
Share-based Compensation
Fair value of the ordinary shares on the date of option grant (US$)		$ 5.48	$ 8.51
Employee Stock Option | Maximum
Share-based Compensation
Fair value of the ordinary shares on the date of option grant (US$)		$ 5.48	$ 8.51